                                                                   American Life


                             SEPARATE ACCOUNT NO. 2

                               SEMI-ANNUAL REPORT

                                       &

                             SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                       CALVERT SOCIAL BALANCED PORTFOLIO

           FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

          FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                                 JUNE 30, 1998

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            SEPARATE ACCOUNT NO. 2
                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

Dear Policyowner:

  We are pleased to send you the 1998 Semi-Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for owners of our Individual Retirement Annuity and Flexible Premium Annuity contracts. Separate Account No. 2 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Portfolios) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

  THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the S&P 500 by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

  THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

                                       I

  THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

  THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth by investing primarily in common stocks of medium-to-large sized U.S. companies. The Portfolio seeks to keep the value of its shares more stable than other capital growth mutual funds. While current income is not a stated objective of the Portfolio, many of the Portfolio's securities may provide regular dividends, which are also expected to grow over time.

  THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

  THE VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

  THE CALVERT SOCIAL BALANCED PORTFOLIO (FORMERLY, CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO): This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

  THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

  THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the six months ended June 30, 1998, the following total returns were experienced in these sixteen Separate Account funds:

      Investment Company Money Market Fund(1)............................ + 1.9%
      Investment Company All America Fund................................ +13.5%
      Investment Company Equity Index Fund............................... +16.6%
      Investment Company Bond Fund....................................... + 3.2%
      Investment Company Short-Term Bond Fund............................ + 2.0%
      Investment Company Mid-Term Bond Fund.............................. + 2.4%
      Investment Company Composite Fund.................................. + 9.0%
      Investment Company Aggressive Equity Fund.......................... + 0.6%
      Scudder Bond Fund.................................................. + 2.7%
      Scudder Capital Growth Fund........................................ +15.0%
      Scudder International Fund......................................... +19.8%
      American Century VP Capital Appreciation Fund...................... + 0.2%
      Calvert Social Balanced Fund....................................... + 9.3%
      Fidelity VIP Equity-Income Fund.................................... + 9.8%
      Fidelity VIP II Contrafund......................................... +15.9%
      Fidelity VIP II Asset Manager Fund................................. + 8.5%

     -------
     (1) The current seven-day net annualized yield as of 8/18/98 was 3.93% and is not necessarily indicative of future actual yields.

                                      II

  Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each fund of Separate Account No. 2. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                         Sincerely,


                                         /s/ Manfred Altstadt

                                         Manfred Altstadt
                                         Senior Executive Vice President
                                         and Chief Financial Officer,
                                         The American Life Insurance Company
                                         of New York


                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
SEMI-ANNUAL REPORT OF AMERICAN LIFE SEPARATE ACCOUNT NO. 2...............   I
 Statement of Assets and Liabilities.....................................   V
 Statement of Operations................................................. VII
 Statements of Changes in Net Assets.....................................  IX
 Notes to Financial Statements........................................... XII
SEMI-ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION...........   1
 President's Message.....................................................   1
 Portfolio Management Discussions........................................   2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................   9
   All America Fund......................................................  10
   Equity Index Fund.....................................................  19
   Bond Fund.............................................................  25
   Short-Term Bond Fund..................................................  28
   Mid-Term Bond Fund....................................................  30
   Composite Fund........................................................  32
   Aggressive Equity Fund................................................  37
 Statement of Assets and Liabilities.....................................  39
 Statement of Operations.................................................  40
 Statements of Changes in Net Assets.....................................  41
 Financial Highlights....................................................  43
 Notes to Financial Statements...........................................  49
SEMI-ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND
SEMI-ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.
SEMI-ANNUAL REPORT OF CALVERT SOCIAL BALANCED PORTFOLIO OF CALVERT
 VARIABLE SERIES, INC.
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND: EQUITY-INCOME PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: CONTRAFUND PORTFOLIO
SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: ASSET MANAGER PORTFOLIO

                                       IV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                     INVESTMENT COMPANY
                                   -------------------------------------------------------
                                   MONEY MARKET ALL AMERICA EQUITY INDEX       BOND
                                       FUND        FUND         FUND           FUND
                                   ------------ ----------- ------------ -----------------
Assets:
Investments in Mutual of America
 Investment Corporation at market
 value
 (Cost:
 Money Market Fund --
                    $558,704
 All America Fund --
                  $7,201,474
 Equity Index Fund --
                  $8,862,447
 Bond Fund --     $1,851,382)
 (Notes 1 and 2).................    $561,613   $7,884,231   $9,087,159     $1,877,099
Due From (To) General Account....         277       21,326     (287,176)           329
                                     --------   ----------   ----------     ----------
Net Assets.......................    $561,890   $7,905,557   $8,799,983     $1,877,428
                                     ========   ==========   ==========     ==========
Unit Value at June 30, 1998 (Note
 5)..............................       $1.99        $7.68        $2.63          $3.10
                                     ========   ==========   ==========     ==========
Number of Units Outstanding at
 June 30, 1998 (Note 5)..........     282,089    1,029,226    3,340,127        606,472
                                     ========   ==========   ==========     ==========
                                                     INVESTMENT COMPANY
                                   -------------------------------------------------------
                                    SHORT-TERM   MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                                    BOND FUND    BOND FUND      FUND           FUND
                                   ------------ ----------- ------------ -----------------
Assets:
Investments in Mutual of America
 Investment Corporation at market
 value
 (Cost:
 Short-Term Bond Fund -- $134,914
 Mid-Term Bond Fund --   $134,619
 Composite Fund --     $3,245,415
 Aggressive Equity Fund --
                       $5,385,654)
 (Notes 1 and 2).................    $135,591   $  132,489   $3,154,409     $5,310,506
Due From (To) Mutual of America
 General Account.................          35          526        5,669       (529,034)
                                     --------   ----------   ----------     ----------
Net Assets.......................    $135,626   $  133,015   $3,160,078     $4,781,472
                                     ========   ==========   ==========     ==========
Unit Value at June 30, 1998 (Note
 5)..............................       $1.22        $1.29        $4.76          $2.17
                                     ========   ==========   ==========     ==========
Number of Units Outstanding at
 June 30, 1998 (Note 5)..........     111,398      103,022      664,234      2,205,756
                                     ========   ==========   ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                                              AMERICAN
                                                       SCUDDER                CENTURY    CALVERT
                                          --------------------------------- ------------ --------
                                                    CAPITAL                  VP CAPITAL   SOCIAL
                                            BOND     GROWTH   INTERNATIONAL APPRECIATION BALANCED
                                            FUND      FUND        FUND          FUND       FUND
                                          -------- ---------- ------------- ------------ --------
Assets:
Investments in Scudder Portfolios, Amer-
 ican Century VP Capital Appreciation
 Fund and Calvert Social Balanced Port-
 folio at market value
 (Cost:
 Scudder Bond Fund --$121,373
 Scudder Capital Growth Fund --
   $5,490,430
 Scudder International Fund --$1,865,834
 American Century VP Capital
  Appreciation Fund --$429,878
 Calvert Social Balanced Fund --$629,925)
  (Notes 1 and 2).......................  $123,467 $6,336,543  $1,897,302     $423,255   $717,408
Due From (To) General Account...........       225      9,869         466         (227)       151
                                          -------- ----------  ----------     --------   --------
Net Assets..............................  $123,692 $6,346,412  $1,897,768     $423,028   $717,559
                                          ======== ==========  ==========     ========   ========
Unit Value at June 30, 1998 (Note 5)....    $12.72     $34.14      $17.35       $11.08      $2.90
                                          ======== ==========  ==========     ========   ========
Number of Units Outstanding at June 30,
 1998 (Note 5)..........................     9,722    185,900     109,389       38,193    247,566
                                          ======== ==========  ==========     ========   ========

                                                         FIDELITY
                                            -----------------------------------
                                               VIP
                                             EQUITY-     VIP II      VIP II
                                              INCOME     CONTRA   ASSET MANAGER
                                               FUND       FUND        FUND
                                            ---------- ---------- -------------
Assets:
Investments in Fidelity Portfolios at mar-
 ket value
 (Cost:
 VIP Equity-Income Fund --$2,960,635
 VIP II Contra Fund --$4,160,561
 VIP II Asset Manager Fund-- $1,640,160)
 (Notes 1 and 2)........................... $3,401,805 $5,309,738  $1,723,297
Due From (To) General Account..............        799      1,155         171
                                            ---------- ----------  ----------
Net Assets................................. $3,402,604 $5,310,893  $1,723,468
                                            ========== ==========  ==========
Unit Value at June 30, 1998 (Note 5).......     $30.52     $23.63      $22.97
                                            ========== ==========  ==========
Number of Units Outstanding at June 30,
 1998 (Note 5).............................    111,479    224,771      75,031
                                            ========== ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                            INVESTMENT COMPANY
                          -------------------------------------------------------
                          MONEY MARKET ALL AMERICA EQUITY INDEX       BOND
                              FUND        FUND         FUND           FUND
                          ------------ ----------- ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............    $   --      $    --     $      --       $    --
                            -------     --------    ----------      --------
Total income............        --           --            --            --
                            -------     --------    ----------      --------
Expenses (Note 3):......
 Fees...................      1,529       44,233        44,374        13,493
 Administrative Ex-
  penses................        431        4,330         2,917           959
                            -------     --------    ----------      --------
Total Expenses..........      1,960       48,563        47,291        14,452
                            -------     --------    ----------      --------
Net Investment Income
 (Loss).................     (1,960)     (48,563)      (47,291)      (14,452)
                            -------     --------    ----------      --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments
 (Note 1):
 Net realized gain
  (loss) on invest-
  ments.................     (2,931)     652,293     1,571,573       (20,479)
 Net unrealized appreci-
  ation (depreciation)
  of investments........      9,745      310,581      (322,360)       44,830
                            -------     --------    ----------      --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      6,814      962,874     1,249,213        24,351
                            -------     --------    ----------      --------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........    $ 4,854     $914,311    $1,201,922      $  9,899
                            =======     ========    ==========      ========
                                            INVESTMENT COMPANY
                          -------------------------------------------------------
                           SHORT-TERM   MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND      FUND           FUND
                          ------------ ----------- ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and
 4):....................
 Dividends..............    $   --      $    --     $      --       $    --
                            -------     --------    ----------      --------
Total income............        --           --            --            --
                            -------     --------    ----------      --------
Expenses (Note 3):......
 Fees...................        352          543        18,331        31,375
 Administrative Ex-
  penses................         91          112         2,250         1,546
                            -------     --------    ----------      --------
Total Expenses..........        443          655        20,581        32,921
                            -------     --------    ----------      --------
Net Investment Income
 (Loss).................       (443)        (655)      (20,581)      (32,921)
                            -------     --------    ----------      --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on invest-
  ments.................        (91)        (208)      (30,024)      230,206
 Net unrealized appreci-
  ation (depreciation)
  of investments........      1,675        2,979       307,250       (71,549)
                            -------     --------    ----------      --------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      1,584        2,771       277,226       158,657
                            -------     --------    ----------      --------
Net Increase (Decrease)
 in Net Assets Resulting
 from
 Operations.............    $ 1,141     $  2,116    $  256,645      $125,736
                            =======     ========    ==========      ========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICA LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                    AMERICAN
                                             SCUDDER                 CENTURY
                                 -------------------------------- -------------
                                           CAPITAL                 VP CAPITAL
                                   BOND     GROWTH  INTERNATIONAL APPRECIATION
                                   FUND      FUND       FUND          FUND
                                 --------  -------- ------------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends.....................  $ 3,761   $301,418  $  175,511     $ 21,242
                                 -------   --------  ----------     --------
Total income...................    3,761    301,418     175,511       21,242
                                 -------   --------  ----------     --------
Expenses (Note 3):
 Fees..........................      727     34,325      16,676        2,307
Administrative Expenses........      373      1,135         214           67
                                 -------   --------  ----------     --------
Total Expenses.................    1,100     35,460      16,890        2,374
                                 -------   --------  ----------     --------
Net Investment Income (Loss)...    2,661    265,958     158,621       18,868
                                 -------   --------  ----------     --------
Net Realized and Unrealized
 Gain (Loss) on
 Investments (Note 1):
 Net realized gain (loss) on
  investments..................      484    104,717   1,147,065      (79,626)
 Net unrealized appreciation
  (depreciation) of invest-
  ments........................     (206)   409,303      21,168       35,424
                                 -------   --------  ----------     --------
Net Realized and Unrealized
 Gain (Loss) on Investments....      278    514,020   1,168,233      (44,202)
                                 -------   --------  ----------     --------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................  $ 2,939   $779,978  $1,326,854     $(25,334)
                                 =======   ========  ==========     ========
                                 CALVERT                 FIDELITY
                                 --------  ------------------------------------
                                             VIP
                                  SOCIAL   EQUITY-     VIP II        VIP II
                                 BALANCED   INCOME     CONTRA     ASSET MANAGER
                                   FUND      FUND       FUND          FUND
                                 --------  -------- ------------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends.....................  $   --    $179,360  $  254,179     $169,602
                                 -------   --------  ----------     --------
Total income...................      --     179,360     254,179      169,602
                                 -------   --------  ----------     --------
Expenses (Note 3):
 Fees..........................    3,866     17,363      26,868        8,509
 Administrative Expenses.......      690      3,067       1,731        1,220
                                 -------   --------  ----------     --------
Total Expenses.................    4,556     20,430      28,599        9,729
                                 -------   --------  ----------     --------
Net Investment Income (Loss)...   (4,556)   158,930     225,580      159,873
                                 -------   --------  ----------     --------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on
  investments..................    4,146     39,205      88,067       10,050
 Net unrealized appreciation
  (depreciation) of invest-
  ments........................   54,226     69,780     396,214      (51,210)
                                 -------   --------  ----------     --------
Net Realized and Unrealized
 Gain (Loss) on Investments....   58,372    108,985     484,281      (41,160)
                                 -------   --------  ----------     --------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................  $53,816   $267,915  $  709,861     $118,713
                                 =======   ========  ==========     ========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         INVESTMENT COMPANY
                          --------------------------------------------------------------------------------
                                 MONEY MARKET             ALL AMERICA FUND          EQUITY INDEX FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $   (1,960)   $   8,303    $  (48,563)   $  694,121   $  (47,291)   $   66,786
 Net realized gain
  (loss) on
  investments...........       (2,931)          22       652,293       100,040    1,571,573       210,401
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........        9,745       (2,891)      310,581       170,608     (322,360)      524,908
                           ----------    ---------    ----------    ----------   ----------    ----------
 Net Increase (Decrease)
  in net assets result-
  ing from operations...        4,854        5,434       914,311       964,769    1,201,922       802,095
                           ----------    ---------    ----------    ----------   ----------    ----------
From Unit Transactions:
 Contributions..........      415,480       83,909       967,304     1,823,327    1,397,320     2,404,743
 Withdrawals............      (22,055)     (21,211)     (374,388)     (456,949)    (306,280)     (255,564)
 Net Transfers..........      (13,094)     (15,293)      187,181       527,066      875,019     1,207,296
                           ----------    ---------    ----------    ----------   ----------    ----------
Net Increase (Decrease)
 from unit
 transactions...........      380,331       47,405       780,097     1,893,444    1,966,059     3,356,475
                           ----------    ---------    ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in Net Assets..........      385,185       52,839     1,694,408     2,858,213    3,167,981     4,158,570
Net Assets:
Beginning of
 Period/Year............      176,705      123,866     6,211,149     3,352,936    5,632,002     1,473,432
                           ----------    ---------    ----------    ----------   ----------    ----------
End of Period/Year......   $  561,890    $ 176,705    $7,905,557    $6,211,149   $8,799,983    $5,632,002
                           ==========    =========    ==========    ==========   ==========    ==========
                                                         INVESTMENT COMPANY
                          --------------------------------------------------------------------------------
                                                             SHORT-TERM
                                  BOND FUND                  BOND FUND                MID-TERM FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  (14,452)   $  46,454    $     (443)   $    1,367   $     (655)   $    2,093
 Net realized gain
  (loss) on
  investments...........      (20,479)     (15,444)          (91)           24         (208)      (34,118)
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........       44,830       32,882         1,675          (388)       2,979        35,334
                           ----------    ---------    ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........        9,899       63,892         1,141         1,003        2,116         3,309
                           ----------    ---------    ----------    ----------   ----------    ----------
From Unit Transactions:
 Contributions..........      798,472      249,039        68,992        14,842       28,727        18,408
 Withdrawals............      (44,612)     (55,507)       (3,981)       (1,270)      (3,411)      (79,572)
 Net Transfers..........      210,165     (256,192)       40,446        (5,813)      43,858      (190,378)
                           ----------    ---------    ----------    ----------   ----------    ----------
Net Increase (Decrease)
 from unit
 transactions...........      964,025      (62,660)      105,457         7,759       69,174      (251,542)
                           ----------    ---------    ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in Net Assets..........      973,924        1,232       106,598         8,762       71,290      (248,233)
Net Assets:
Beginning of
 Period/Year............      903,504      902,272        29,028        20,266       61,725       309,958
                           ----------    ---------    ----------    ----------   ----------    ----------
End of Period/Year......   $1,877,428    $ 903,504    $  135,626    $   29,028   $  133,015    $   61,725
                           ==========    =========    ==========    ==========   ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           INVESTMENT COMPANY
                          -----------------------------------------------------
                                COMPOSITE FUND         AGGRESSIVE EQUITY FUND
                          -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  (20,581)   $  589,958   $  (32,921)   $  438,316
 Net realized gain
  (loss) on invest-
  ments.................      (30,024)        6,592      230,206       130,789
 Net unrealized appreci-
  ation (depreciation)
  of investments........      307,250      (267,950)     (71,549)       54,244
                           ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........      256,645       328,600      125,736       623,349
                           ----------    ----------   ----------    ----------
From Unit Transactions:
 Contributions..........      455,003       882,737      757,395     1,846,599
 Withdrawals............     (350,771)     (182,378)    (273,317)     (278,875)
 Net Transfers..........       (6,517)       65,188     (756,029)      243,989
                           ----------    ----------   ----------    ----------
Net Increase (Decrease)
 from unit transac-
 tions..................       97,715       765,547     (271,951)    1,811,713
                           ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in Net Assets..........      354,360     1,094,147     (146,215)    2,435,062
Net Assets:
Beginning of
 Period/Year............    2,805,718     1,711,571    4,927,687     2,492,625
                           ----------    ----------   ----------    ----------
End of Period/Year......   $3,160,078    $2,805,718   $4,781,472    $4,927,687
                           ==========    ==========   ==========    ==========

                                                              SCUDDER
                          --------------------------------------------------------------------------------
                                  BOND FUND             CAPITAL GROWTH FUND         INTERNATIONAL FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................    $  2,661      $  2,208    $  265,958    $  108,379   $  158,621    $    4,792
 Net realized gain
  (loss) on
  investments...........         484           285       104,717       281,436    1,147,065       114,508
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........        (206)        2,025       409,303       271,584       21,168       (23,785)
                            --------      --------    ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........       2,939         4,518       779,978       661,399    1,326,854        95,515
                            --------      --------    ----------    ----------   ----------    ----------
From Unit Transactions:
 Contributions..........      49,550        58,335     1,035,678     1,686,187      194,240       408,312
 Withdrawals............     (28,367)      (18,824)     (350,778)     (318,095)    (116,716)     (110,707)
 Net Transfers..........       1,527         9,512       143,308     1,080,629     (637,271)     (204,358)
                            --------      --------    ----------    ----------   ----------    ----------
Net Increase (Decrease)
 from unit
 transactions...........      22,710        49,023       828,208     2,448,721     (559,747)       93,247
                            --------      --------    ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in Net Assets..........      25,649        53,541     1,608,186     3,110,120      767,107       188,762
Net Assets:
Beginning of
 Period/Year............      98,043        44,502     4,738,226     1,628,106    1,130,661       941,899
                            --------      --------    ----------    ----------   ----------    ----------
End of Period/Year......    $123,692      $ 98,043    $6,346,412    $4,738,226   $1,897,768    $1,130,661
                            ========      ========    ==========    ==========   ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                   AMERICAN
                                   CENTURY                    CALVERT
                          -------------------------- --------------------------
                                  VP CAPITAL                   SOCIAL
                              APPRECIATION FUND            BALANCED FUND
                          -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................    $ 18,868      $  7,297     $ (4,556)     $ 30,017
 Net realized gain
  (loss) on
  investments...........     (79,626)      (22,217)       4,146         3,585
Net Unrealized
 appreciation
 (depreciation) of
 investments............      35,424         7,089       54,226        27,151
                            --------      --------     --------      --------
Net Increase (Decrease)
 in net assets resulting
 from operations........     (25,334)       (7,831)      53,816        60,753
                            --------      --------     --------      --------
From Unit Transactions:
 Contributions..........      36,425       163,525      151,764       208,235
 Withdrawals............     (49,990)      (84,674)     (34,403)      (31,570)
 Net Transfers..........     (26,928)     (362,546)      32,250        52,146
                            --------      --------     --------      --------
Net Increase (Decrease)
 from unit transac-
 tions..................     (40,493)     (283,695)     149,611       228,811
                            --------      --------     --------      --------
Net Increase (Decrease)
 in Net Assets..........     (65,827)     (291,526)     203,427       289,564
Net Assets:
Beginning of
 Period/Year............     488,855       780,381      514,132       224,568
                            --------      --------     --------      --------
End of Period/Year......    $423,028      $488,855     $717,559      $514,132
                            ========      ========     ========      ========

                                                              FIDELITY
                          --------------------------------------------------------------------------------
                                     VIP                       VIP II                     VIP II
                                EQUITY-INCOME                  CONTRA                 ASSET MANAGER
                                     FUND                       FUND                       FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................   $  158,930    $  119,228   $  225,580    $   44,742   $  159,873    $   69,945
 Net realized gain
  (loss) on
  investments...........       39,205        67,484       88,067       111,794       10,050         5,525
Net Unrealized
 appreciation
 (depreciation) of
 investments............       69,780       260,021      396,214       462,114      (51,210)       86,433
                           ----------    ----------   ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in net assets resulting
 from operations........      267,915       446,733      709,861       618,650      118,713       161,903
                           ----------    ----------   ----------    ----------   ----------    ----------
From Unit Transactions:
 Contributions..........      522,714     1,025,900      628,501     1,479,493      347,705       579,341
 Withdrawals............     (278,147)     (301,479)    (321,950)     (140,441)    (126,849)      (79,334)
 Net Transfers..........      273,568       108,120      (33,414)     (173,641)       7,234        61,271
                           ----------    ----------   ----------    ----------   ----------    ----------
Net Increase (Decrease)
 from unit transac-
 tions..................      518,135       832,541      273,137     1,165,411      228,090       561,278
                           ----------    ----------   ----------    ----------   ----------    ----------
Net Increase (Decrease)
 in Net Assets..........      786,050     1,279,274      982,998     1,784,061      346,803       723,181
Net Assets:
Beginning of
 Period/Year............    2,616,554     1,337,280    4,327,895     2,543,834    1,376,665       653,484
                           ----------    ----------   ----------    ----------   ----------    ----------
End of Period/Year......   $3,402,604    $2,616,554   $5,310,893    $4,327,895   $1,723,468    $1,376,665
                           ==========    ==========   ==========    ==========   ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund (formerly, the Calvert Responsibly Invested Balanced Fund). The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

  On May 2, 1994 the Investment Company Aggressive Equity Fund became available as an investment alternative to Separate Account No. 2. Also, prior to May 2, 1994 the All America Fund was known as the Stock Fund and had a different objective and no sub-advisors.

  On May 1, 1995, Fidelity Investments' Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation--Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

  Investment Transactions--Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes--Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 1998 are as follows:

                                                             NUMBER OF NET ASSET
                                                              SHARES     VALUE
                                                             --------- ---------
      Investment Company Funds:
       Money Market Fund....................................   464,757  $ 1.21
       All America Fund..................................... 2,542,749    3.10
       Equity Index Fund.................................... 3,721,436    2.44
       Bond Fund............................................ 1,265,268    1.48
       Short-Term Bond Fund.................................   129,266    1.05
       Mid-Term Bond Fund...................................   142,293    0.93
       Composite Fund....................................... 1,771,386    1.78
       Aggressive Equity Fund............................... 3,260,287    1.63
      Scudder Portfolios:
       Bond Portfolio.......................................    17,946    6.88
       Capital Growth Portfolio--Class "A"..................   280,130   22.62
       International Portfolio--Class "A"...................   127,937   14.83
      American Century VP Capital Appreciation Fund.........    45,511    9.29
      Calvert Social Balanced Portfolio.....................   328,637    2.18
      Fidelity Portfolios:
       Equity-Income--"Initial" Class.......................   135,153   25.17
       Contrafund--"Initial" Class..........................   241,901   21.95
       Asset Manager--"Initial" Class.......................    99,901   17.25

3. EXPENSES

  Administrative Charges--In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the VP Capital Appreciation Fund for which the annual rate is .20% and, effective in 1997, each Fidelity fund, for which the annual rate is .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge--The Insurance Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of
 .35%, to cover anticipated distribution expenses.

  Mortality and Expense Risk Charge--The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming the risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 1998. It is the Investment Company's practice to declare and pay dividends at the end of the year.

  On January 28, 1998, February 25 1998, April 28, 1998, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $3,761.

  On January 28, 1998, February 25, 1998, April 28, 1998, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $301,418.

  On February 25, 1998 a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $175,511.

                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  On March 13, 1998 a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $21,242.

  On February 6, 1998 a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $179,360.

  On February 6, 1998, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $254,179.

  On February 6, 1998, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $169,602.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 1998 and each of the previous five years ended December 31, or, if not in existence a full year, the initial period ended December 31:

                                                    INVESTMENT COMPANY
                                            -----------------------------------
                                                     MONEY MARKET FUND
                                            -----------------------------------
                                             1998    1997   1996   1995   1994
                                            ------- ------ ------ ------ ------
Unit value, beginning of period/year....... $  1.95 $ 1.87 $ 1.80 $ 1.72 $ 1.68
                                            ======= ====== ====== ====== ======
Unit value, end of period/year............. $  1.99 $ 1.95 $ 1.87 $ 1.80 $ 1.72
                                            ======= ====== ====== ====== ======
Units outstanding, end of period/year...... 282,089 90,542 66,104 62,822 29,648
                                            ======= ====== ====== ====== ======

                                             INVESTMENT COMPANY
                              ------------------------------------------------
                                              ALL AMERICA FUND
                              ------------------------------------------------
                                1998      1997     1996    1995    1994  1993
                              --------- --------- ------- ------- ------ -----
Unit value, beginning of
 period/year................. $    6.76 $    5.39 $  4.52 $  3.35 $ 3.36 $3.31
                              ========= ========= ======= ======= ====== =====
Unit value, end of
 period/year................. $    7.68 $    6.76 $  5.39 $  4.52 $ 3.35 $3.36
                              ========= ========= ======= ======= ====== =====
Units outstanding, end of
 period/year................. 1,029,226   919,295 621,536 239,745 91,238    27
                              ========= ========= ======= ======= ====== =====
                                             INVESTMENT COMPANY
                              ------------------------------------------------
                                             EQUITY INDEX FUND
                              ------------------------------------------------
                                1998      1997     1996    1995    1994  1993
                              --------- --------- ------- ------- ------ -----
Unit value, beginning of
 period/year................. $    2.26 $    1.72 $  1.42 $  1.05 $ 1.05 $1.04
                              ========= ========= ======= ======= ====== =====
Unit value, end of
 period/year................. $    2.63 $    2.26 $  1.72 $  1.42 $ 1.05 $1.05
                              ========= ========= ======= ======= ====== =====
Units outstanding, end of
 period/year................. 3,340,127 2,496,288 858,298 333,578 35,717   185
                              ========= ========= ======= ======= ====== =====

                                                   INVESTMENT COMPANY
                                          -------------------------------------
                                                        BOND FUND
                                          -------------------------------------
                                           1998    1997    1996    1995   1994
                                          ------- ------- ------- ------ ------
Unit value, beginning of period/year..... $  3.00 $  2.75 $  2.69 $ 2.28 $ 2.39
                                          ======= ======= ======= ====== ======
Unit value, end of period/year........... $  3.10 $  3.00 $  2.75 $ 2.69 $ 2.28
                                          ======= ======= ======= ====== ======
Units outstanding, end of period/year.... 606,472 301,512 328,371 65,503 23,434
                                          ======= ======= ======= ====== ======

                                      XIV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                    INVESTMENT COMPANY
                                            -----------------------------------
                                                   SHORT-TERM BOND FUND
                                            -----------------------------------
                                             1998    1997   1996    1995  1994
                                            ------- ------ ------- ------ -----
Unit value, beginning of period/year....... $  1.19 $ 1.14 $  1.10 $ 1.03 $1.03
                                            ======= ====== ======= ====== =====
Unit value, end of period/year............. $  1.22 $ 1.19 $  1.14 $ 1.10 $1.03
                                            ======= ====== ======= ====== =====
Units outstanding, end of period/year...... 111,398 24,344  17,798  5,302 3,639
                                            ======= ====== ======= ====== =====
                                                    INVESTMENT COMPANY
                                            -----------------------------------
                                                    MID-TERM BOND FUND
                                            -----------------------------------
                                             1998    1997   1996    1995  1994
                                            ------- ------ ------- ------ -----
Unit value, beginning of period/year....... $  1.26 $ 1.19 $  1.16 $ 1.01 $1.06
                                            ======= ====== ======= ====== =====
Unit value, end of period/year............. $  1.29 $ 1.26 $  1.19 $ 1.16 $1.01
                                            ======= ====== ======= ====== =====
Units outstanding, end of period/year...... 103,022 49,001 260,862 18,581 3,694
                                            ======= ====== ======= ====== =====

                                               INVESTMENT COMPANY
                                  ---------------------------------------------
                                                 COMPOSITE FUND
                                  ---------------------------------------------
                                   1998    1997    1996    1995    1994   1993
                                  ------- ------- ------- ------- ------- -----
Unit value, beginning of
 period/year....................  $  4.36 $  3.75 $  3.39 $  2.82 $  2.95 $2.93
                                  ======= ======= ======= ======= ======= =====
Unit value, end of period/year..  $  4.76 $  4.36 $  3.75 $  3.39 $  2.82 $2.95
                                  ======= ======= ======= ======= ======= =====
Units outstanding, end of
 period/year....................  664,234 643,537 456,304 281,905 131,650   322
                                  ======= ======= ======= ======= ======= =====

                                               INVESTMENT COMPANY
                                  ---------------------------------------------
                                             AGGRESSIVE EQUITY FUND
                                  ---------------------------------------------
                                    1998      1997      1996     1995    1994
                                  --------- --------- --------- ------- -------
Unit value, beginning of
 period/year....................  $    2.15 $    1.80 $    1.43 $  1.05 $  1.00
                                  ========= ========= ========= ======= =======
Unit value, end of period/year..  $    2.17 $    2.15 $    1.80 $  1.43 $  1.05
                                  ========= ========= ========= ======= =======
Units outstanding, end of
 period/year....................  2,205,756 2,289,562 1,386,311 599,553 106,710
                                  ========= ========= ========= ======= =======

                                                     SCUDDER
                                   -------------------------------------------
                                                    BOND FUND
                                   -------------------------------------------
                                    1998    1997    1996   1995   1994   1993
                                   ------- ------- ------ ------ ------ ------
Unit value, beginning of
 period/year...................... $ 12.37 $ 11.48 $11.30 $ 9.69 $10.32 $10.24
                                   ======= ======= ====== ====== ====== ======
Unit value, end of period/year.... $ 12.72 $ 12.37 $11.48 $11.30 $ 9.69 $10.32
                                   ======= ======= ====== ====== ====== ======
Units outstanding, end of
 period/year......................   9,722   7,927  3,877  2,407    799    --
                                   ======= ======= ====== ====== ====== ======
                                                     SCUDDER
                                   -------------------------------------------
                                               CAPITAL GROWTH FUND
                                   -------------------------------------------
                                    1998    1997    1996   1995   1994   1993
                                   ------- ------- ------ ------ ------ ------
Unit value, beginning of
 period/year...................... $ 29.64 $ 22.11 $18.64 $14.67 $16.46 $16.10
                                   ======= ======= ====== ====== ====== ======
Unit value, end of period/year.... $ 34.14 $ 29.64 $22.11 $18.64 $14.67 $16.46
                                   ======= ======= ====== ====== ====== ======
Units outstanding, end of
 period/year...................... 185,900 159,853 73,641 42,366 22,116     59
                                   ======= ======= ====== ====== ====== ======

                                       XV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                     SCUDDER
                                    ------------------------------------------
                                                INTERNATIONAL FUND
                                    ------------------------------------------
                                     1998    1997   1996   1995   1994   1993
                                    ------- ------ ------ ------ ------ ------
Unit value, beginning of
 period/year....................... $ 14.46 $13.43 $11.85 $10.80 $11.06 $10.36
                                    ======= ====== ====== ====== ====== ======
Unit value, end of period/year..... $ 17.35 $14.46 $13.43 $11.85 $10.80 $11.06
                                    ======= ====== ====== ====== ====== ======
Units outstanding, end of
 period/year....................... 109,389 78,166 70,139 29,549 52,296     38
                                    ======= ====== ====== ====== ====== ======
                                                 AMERICAN CENTURY
                                    ------------------------------------------
                                           VP CAPITAL APPRECIATION FUND
                                    ------------------------------------------
                                     1998    1997   1996   1995   1994   1993
                                    ------- ------ ------ ------ ------ ------
Unit value, beginning of
 period/year....................... $ 11.04 $11.53 $12.18 $ 9.39 $ 9.61 $ 9.38
                                    ======= ====== ====== ====== ====== ======
Unit value, end of period/year..... $ 11.08 $11.04 $11.53 $12.18 $ 9.39 $ 9.61
                                    ======= ====== ====== ====== ====== ======
Units outstanding, end of
 period/year.......................  38,193 44,293 67,688 56,618 13,116     20
                                    ======= ====== ====== ====== ====== ======

                                                         CALVERT
                                          -------------------------------------
                                                  SOCIAL BALANCED FUND
                                          -------------------------------------
                                           1998    1997    1996    1995   1994
                                          ------- ------- ------- ------ ------
Unit value, beginning of period/year..... $  2.65 $  2.23 $  2.01 $ 1.57 $ 1.64
                                          ======= ======= ======= ====== ======
Unit value, end of period/year........... $  2.90 $  2.65 $  2.23 $ 2.01 $ 1.57
                                          ======= ======= ======= ====== ======
Units outstanding, end of period/year.... 247,566 194,166 100,573 45,392 18,308
                                          ======= ======= ======= ====== ======

                                                          FIDELITY VIP
                                                 ------------------------------
                                                       EQUITY-INCOME FUND
                                                 ------------------------------
                                                  1998    1997    1996    1995
                                                 ------- ------- ------- ------
Unit value, beginning of period/year............ $ 27.77 $ 21.93 $ 19.43 $16.30
                                                 ======= ======= ======= ======
Unit value, end of period/year.................. $ 30.52 $ 27.77 $ 21.93 $19.43
                                                 ======= ======= ======= ======
Units outstanding, end of period/year........... 111,479  94,213  60,979 17,958
                                                 ======= ======= ======= ======
                                                        FIDELITY VIP II
                                                 ------------------------------
                                                          CONTRA FUND
                                                 ------------------------------
                                                  1998    1997    1996    1995
                                                 ------- ------- ------- ------
Unit value, beginning of period/year............ $ 20.36 $ 16.59 $ 13.85 $11.43
                                                 ======= ======= ======= ======
Unit value, end of period/year.................. $ 23.63 $ 20.36 $ 16.59 $13.85
                                                 ======= ======= ======= ======
Units outstanding, end of period/year........... 224,771 212,606 153,360 29,132
                                                 ======= ======= ======= ======
                                                        FIDELITY VIP II
                                                 ------------------------------
                                                       ASSET MANAGER FUND
                                                 ------------------------------
                                                  1998    1997    1996    1995
                                                 ------- ------- ------- ------
Unit value, beginning of period/year............ $ 21.14 $ 17.72 $ 15.66 $14.04
                                                 ======= ======= ======= ======
Unit value, end of period/year.................. $ 22.97 $ 21.14 $ 17.72 $15.66
                                                 ======= ======= ======= ======
Units outstanding, end of period/year...........  75,031  65,125  36,872  5,561
                                                 ======= ======= ======= ======

                                      XVI

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and Distributes the variable products of The American Life Insurance Company of New
                                      York